UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             8/16/10
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total:  $6,288,479
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108     338,647   7,211,400   SH              DEFINED        1          7,211,400
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108      30,275     644,700   SH              DEFINED        2            644,700
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108      42,662  10,280,113   SH              DEFINED        1         10,280,113
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108       1,470     354,100   SH              DEFINED        2            354,100
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304   1,088,093  85,541,939   SH              DEFINED        1         85,541,939
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304      41,555   3,266,901   SH              DEFINED        2          3,266,901
------------------------------------------------------------------------------------------------------------------------------------
CAMBIUM LEARNING
GRP INC              COM      13201A107       6,240   1,733,214   SH              DEFINED        1          1,733,214
------------------------------------------------------------------------------------------------------------------------------------
CAMBIUM LEARNING
GRP INC              COM      13201A107         757     210,348   SH              DEFINED        2            210,348
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104   1,141,328  30,631,456   SH              DEFINED        1         30,631,456
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104      47,957   1,287,100   SH              DEFINED        2          1,287,100
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW     COM      29364G103     236,581   3,303,278   SH              DEFINED        1          3,303,278
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO                   CL A     512815101     438,981  17,902,984   SH              DEFINED        1         17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO                   CL A     512815101      18,040     735,730   SH              DEFINED        2            735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101     427,427  16,445,822   SH              DEFINED        1         16,445,822
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101      18,642     717,279   SH              DEFINED        2            717,279
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.  CL C     530555309     628,023  24,164,029   SH              DEFINED        1         24,164,029
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL C     530555309      18,464     710,408   SH              DEFINED        2            710,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106     440,540   5,194,435   SH              DEFINED        1          5,194,435
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106      15,843     186,800   SH              DEFINED        2            186,800
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108      53,384   7,897,100   SH              DEFINED        1          7,897,100
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108       2,032     300,600   SH              DEFINED        2            300,600
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107     629,365  10,586,454   SH              DEFINED        1         10,586,454
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107      17,871     300,600   SH              DEFINED        2            300,600
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104     256,424  23,311,254   SH              DEFINED        1         23,311,254
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104      18,413   1,673,900   SH              DEFINED        2          1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106     189,090   5,559,843   SH              DEFINED        1          5,559,843
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106          61       1,800   SH              DEFINED        2              1,800
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 COM      76116A108     116,444   9,513,400   SH              DEFINED        1          9,513,400
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 COM      76116A108       4,013     327,900   SH              DEFINED        2            327,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 WARRANTS 76116A116      19,198   8,169,525   SH              DEFINED        1          8,169,525
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 WARRANTS 76116A116         657     279,753   SH              DEFINED        2            279,753
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